Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of current accrued expenses

Accrued expenses consist of the following:

(in thousands)	June 30, 2019	December 31, 2018
Compensation, excluding taxes	$3,469	$1,785
Clinical trial expenses	4,289	4,530
Interest payable	731	402
Other[1]	630	1,247

Total accrued expenses	$9,119	$7,964

[1]	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at June 30, 2019 and December 31, 2018.

Current accrued expenses include the following:

(in thousands)	December 31, 2018	December 31, 2017
Clinical trial expenses	$4,530	$869
Compensation, excluding taxes	1,785	1,124
Professional fees	190	221
Short-term portion of lease restructuring	184	209
Other[1]	1,275	985

Total accrued expenses	$7,964	$3,408

[1]	Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at December 31, 2018 and 2017.